Significant Accounting Policies - Schedule of Annual Rate of Depreciation (Details)	12 Months Ended
Dec. 31, 2018
Factory and Other Building [Member]
Annual rate of depreciation	4.00%
Machinery and Equipment [Member] | Minimum [Member]
Annual rate of depreciation	7.00%
Machinery and Equipment [Member] | Maximum [Member]
Annual rate of depreciation	33.00%
Office Furniture and Equipment [Member] | Minimum [Member]
Annual rate of depreciation	6.00%
Office Furniture and Equipment [Member] | Maximum [Member]
Annual rate of depreciation	15.00%